Business Segments	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Three Months Ended		For the Three Months Ended
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Fertilizer sales	$1,545,208	$1,384,814	$871,690	$803,229
Logistic	754,867	184,154	318,582	97,523
Others	-	119	-	89
Total	$2,300,075	$1,569,087	$1,190,272	$900,841